Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(5)	Company- Selected Measure(6)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2023	$9,336,558	$20,000,560	$2,607,943	$3,918,660	$262	$251	$410.5	$5.21
2022	6,842,118	(2,317,626)	1,979,464	866,354	176	183	367.0	4.44
2021	7,682,129	16,989,404	1,724,038	2,829,322	218	203	316.3	4.05
2020	6,625,380	5,026,488	1,492,468	1,094,288	163	159	72.5	3.20
2019	7,068,573	12,612,311	1,844,792	4,111,507	155	133	325.1	3.81

(1)
The PEO for each year presented is Luca Savi, who began serving as our Chief Executive Officer and President on January 1, 2019. The non-PEO NEOs for each year presented include the following:

•
2023: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, General Counsel and Corporate Secretary; Bartek Makowiecki, Senior Vice President of Strategy and Business Development; Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific; and Carlo Ghirardo, our former Senior Vice President and President of Motion Technologies.

•
2022: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel; Bartek Makowiecki, Senior Vice President of Strategy and Business Development; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2021: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel and Corporate Secretary; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2020: Emmanuel Caprais, Senior Vice President and Chief Financial Officer (effective October 2020); Mary Beth Gustafsson, Senior Vice President and General Counsel; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; George Hanna, Senior Vice President and President of Industrial Process; and Tom Scalera, Executive Vice President and Chief Financial Officer.

•
2019: Tom Scalera, Executive Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President, General Counsel and Corporate Secretary and Chief Compliance Officer; Farrokh Batliwala, Senior Vice President and President of Connect & Control Technologies; and Carlo Ghirardo, Senior Vice President and President of Motion Technologies.

(2)
The tables below summarizes the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Summary Compensation Table Total	$9,336,558	$6,842,118	$7,682,129	$6,625,380	$7,068,573	$2,607,943	$1,979,464	$1,724,038	$1,492,468	$1,844,792
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(5,388,142)	(4,529,297)	(4,723,075)	(3,993,378)	(3,498,822)	(1,017,564)	(888,950)	(720,105)	(707,784)	(724,772)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	8,257,377	2,809,473	7,462,255	3,769,393	5,234,375	1,469,539	522,146	1,137,742	687,058	1,084,288
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	7,259,052	(6,016,736)	6,298,983	(1,003,634)	3,606,915	818,378	(634,570)	641,171	(234,021)	1,741,906
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	535,715	(1,423,184)	269,112	(371,273)	201,270	40,364	(111,736)	46,476	(143,433)	165,293
Compensation Actually Paid	20,000,560	(2,317,626)	16,989,404	5,026,488	12,612,311	3,918,660	866,354	2,829,322	1,094,288	4,111,507
(3)
ITT Total Shareholder Return represents the one-, two-, three-, four-, and five-year growth of the value of an initial $100 investment in ITT stock on December 31, 2018, and assumes that any dividends paid are reinvested.

(4)
The S&P 400 Capital Goods Index, in which ITT is included, was selected as the peer group.

(5)
Net income presented is on a GAAP basis.

(6)
Adjusted EPS was selected as the most important financial metric that links CAP to company financial performance because it is a key factor in our AIP payout and is a driver of stock price. Please refer to Appendix A for the definition of adjusted EPS, the reason we disclose this measure and for a reconciliation to the most directly comparable measure calculated in accordance with GAAP.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The PEO for each year presented is Luca Savi, who began serving as our Chief Executive Officer and President on January 1, 2019. The non-PEO NEOs for each year presented include the following:

•
2023: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Lori B. Marino, Senior Vice President, General Counsel and Corporate Secretary; Bartek Makowiecki, Senior Vice President of Strategy and Business Development; Davide Barbon, Senior Vice President and President of Motion Technologies and Asia Pacific; and Carlo Ghirardo, our former Senior Vice President and President of Motion Technologies.

•
2022: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel; Bartek Makowiecki, Senior Vice President of Strategy and Business Development; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2021: Emmanuel Caprais, Senior Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President and General Counsel and Corporate Secretary; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; and Davide Barbon, Senior Vice President and President of Asia Pacific.

•
2020: Emmanuel Caprais, Senior Vice President and Chief Financial Officer (effective October 2020); Mary Beth Gustafsson, Senior Vice President and General Counsel; Ryan Flynn, Senior Vice President and President of Connect & Control Technologies; George Hanna, Senior Vice President and President of Industrial Process; and Tom Scalera, Executive Vice President and Chief Financial Officer.

•
2019: Tom Scalera, Executive Vice President and Chief Financial Officer; Mary Beth Gustafsson, Senior Vice President, General Counsel and Corporate Secretary and Chief Compliance Officer; Farrokh Batliwala, Senior Vice President and President of Connect & Control Technologies; and Carlo Ghirardo, Senior Vice President and President of Motion Technologies.

Peer Group Issuers, Footnote	(4) The S&P 400 Capital Goods Index, in which ITT is included, was selected as the peer group.
PEO Total Compensation Amount	$ 9,336,558	$ 6,842,118	$ 7,682,129	$ 6,625,380	$ 7,068,573
PEO Actually Paid Compensation Amount	$ 20,000,560	(2,317,626)	16,989,404	5,026,488	12,612,311
Adjustment To PEO Compensation, Footnote
(2)
The tables below summarizes the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Summary Compensation Table Total	$9,336,558	$6,842,118	$7,682,129	$6,625,380	$7,068,573	$2,607,943	$1,979,464	$1,724,038	$1,492,468	$1,844,792
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(5,388,142)	(4,529,297)	(4,723,075)	(3,993,378)	(3,498,822)	(1,017,564)	(888,950)	(720,105)	(707,784)	(724,772)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	8,257,377	2,809,473	7,462,255	3,769,393	5,234,375	1,469,539	522,146	1,137,742	687,058	1,084,288
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	7,259,052	(6,016,736)	6,298,983	(1,003,634)	3,606,915	818,378	(634,570)	641,171	(234,021)	1,741,906
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	535,715	(1,423,184)	269,112	(371,273)	201,270	40,364	(111,736)	46,476	(143,433)	165,293
Compensation Actually Paid	20,000,560	(2,317,626)	16,989,404	5,026,488	12,612,311	3,918,660	866,354	2,829,322	1,094,288	4,111,507

Non-PEO NEO Average Total Compensation Amount	$ 2,607,943	1,979,464	1,724,038	1,492,468	1,844,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,918,660	866,354	2,829,322	1,094,288	4,111,507
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The tables below summarizes the adjustments made to the Summary Compensation Table total compensation amount to arrive at CAP for our PEO and non-PEO NEOs. Excluded from these adjustments are the following: (i) dividends paid, given that we do not pay any dividends on unvested stock awards; and (ii) pension plan benefits, given none were paid to our PEO or other non-PEO NEOs during any of the years presented.

	PEO					Average of Non-PEO NEOs
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Summary Compensation Table Total	$9,336,558	$6,842,118	$7,682,129	$6,625,380	$7,068,573	$2,607,943	$1,979,464	$1,724,038	$1,492,468	$1,844,792
Subtract: Grant Date Fair Value of LTIP Awards Granted During Covered Year	(5,388,142)	(4,529,297)	(4,723,075)	(3,993,378)	(3,498,822)	(1,017,564)	(888,950)	(720,105)	(707,784)	(724,772)
Add: Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted During Covered Year	8,257,377	2,809,473	7,462,255	3,769,393	5,234,375	1,469,539	522,146	1,137,742	687,058	1,084,288
Add: Change in Fair Value as of 12/31 of Outstanding and Unvested LTIP Awards Granted in Prior Years	7,259,052	(6,016,736)	6,298,983	(1,003,634)	3,606,915	818,378	(634,570)	641,171	(234,021)	1,741,906
Add: Change in Fair Value of LTIP Awards Granted in Prior Years that Vested During Covered Year	535,715	(1,423,184)	269,112	(371,273)	201,270	40,364	(111,736)	46,476	(143,433)	165,293
Compensation Actually Paid	20,000,560	(2,317,626)	16,989,404	5,026,488	12,612,311	3,918,660	866,354	2,829,322	1,094,288	4,111,507

Tabular List, Table
Most Important Financial Performance Measures
The following table lists the most important financial performance measures in 2023 that we used to link compensation actually paid to our PEO and other NEOs to company performance.
Financial Performance Measure	Explanation
Adjusted EPS	This measure is a factor in our AIP payout and is a driver of our stock price.
Relative TSR	Weighted equally with ROIC, this measure is used to determine PSU payouts, which comprises 60% of each NEO’s annual LTI award value.
ROIC	Weighted equally with relative TSR, this measure is used to determine PSU payouts, which comprises 60% of each NEO’s annual LTI award value.

Total Shareholder Return Amount	$ 262	176	218	163	155
Peer Group Total Shareholder Return Amount	251	183	203	159	133
Net Income (Loss)	$ 410,500,000	$ 367,000,000	$ 316,300,000	$ 72,500,000	$ 325,100,000
Company Selected Measure Amount | $ / shares	5.21	4.44	4.05	3.2	3.81
PEO Name	Luca Savi
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,388,142)	$ (4,529,297)	$ (4,723,075)	$ (3,993,378)	$ (3,498,822)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,257,377	2,809,473	7,462,255	3,769,393	5,234,375
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,259,052	(6,016,736)	6,298,983	(1,003,634)	3,606,915
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	535,715	(1,423,184)	269,112	(371,273)	201,270
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,017,564)	(888,950)	(720,105)	(707,784)	(724,772)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,469,539	522,146	1,137,742	687,058	1,084,288
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	818,378	(634,570)	641,171	(234,021)	1,741,906
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,364	$ (111,736)	$ 46,476	$ (143,433)	$ 165,293